Note 8 - Trade Payables and Others - Trade Payables and Others (Details) - EUR (€) € in Thousands	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Suppliers (excluding payables related to capital expenditures)	€ 27,936		€ 28,576		€ 19,970
Tax and employee-related payables	6,999		5,661		4,404
Other payables	1,111		425		209
Trade payables and others excluding payables related to capital expenditures	36,047		34,662		24,583
Payables related to capital expenditures	13,458		56,993		74
Payables and others	€ 49,504	[1]	€ 91,655	[2]	€ 24,657

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.